Fair Value Measurements - Summary of Fair Value Measurement Inputs and Valuation Techniques (Detail) - $ / shares		9 Months Ended	12 Months Ended
	Mar. 12, 2021	Sep. 30, 2022	Dec. 31, 2021
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share Price		$ 10	$ 10
Level 3 [Member] | Private Placement Warrants [Member] | Private Placement Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share Price		9.92	9.71
Strike price		$ 11.5	$ 11.5
Term (in years)		4 years 10 months 2 days	4 years 3 months
Time to announcement of business combination (in years)		0 years	1 month 17 days
Volatility		1.00%	14.00%
Risk-free rate		4.07%	1.40%
Dividend yield		0.00%	0.00%
Redemption trigger price
Level 3 [Member] | Measurement Input, Share Price [Member] | Public Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share Price	$ 9.7
Level 3 [Member] | Measurement Input, Share Price [Member] | Private Placement Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share Price	9.7		9.71
Level 3 [Member] | Measurement Input, Exercise Price [Member] | Public Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Strike price	11.5
Level 3 [Member] | Measurement Input, Exercise Price [Member] | Private Placement Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Strike price	$ 11.5		$ 11.5
Level 3 [Member] | Measurement Input, Expected Term [Member] | Public Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Term (in years)	5 years
Level 3 [Member] | Measurement Input, Expected Term [Member] | Private Placement Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Term (in years)	5 years		4 years 3 months
Level 3 [Member] | Measurement Input, Price Volatility [Member] | Public Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Volatility	24.00%
Level 3 [Member] | Measurement Input, Price Volatility [Member] | Private Placement Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Volatility	24.00%		14.00%
Level 3 [Member] | Measurement Input, Risk Free Interest Rate [Member] | Public Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-free rate	0.98%
Level 3 [Member] | Measurement Input, Risk Free Interest Rate [Member] | Private Placement Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-free rate	0.98%		1.40%
Level 3 [Member] | Measurement Input, Expected Dividend Rate [Member] | Public Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Dividend yield	0.00%
Level 3 [Member] | Measurement Input, Expected Dividend Rate [Member] | Private Placement Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Dividend yield	0.00%		0.00%
Level 3 [Member] | Measurement Input Redemption Trigger Price [Member] | Public Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Redemption trigger price	$ 18